Employee Benefits (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of activities under all plans
Shares available for grant, Ending balance	121,965
Options outstanding, Ending balance	60,540
Award value/weighted average exercise price, Ending balance	$ 22.40
Unvested options, Restricted shares, number, ending balance	6,000
Weighted average grant date fair value, Ending balance	$ 4.41
Restricted shares outstanding [Member]
Summary of activities under all plans
Unvested options, Restricted shares, number, ending balance	162,162
1995 Plan [Member]
Summary of activities under all plans
Shares available for grant, Ending balance	0	0	0	0
Options outstanding, Beginning balance	15,000	15,000	40,500
Options outstanding, Forfeited/expired	(15,000)	0	(25,500)
Options outstanding, Ending balance	0	15,000	15,000
Award value/weighted average exercise price, Beginning balance	$ 16.25	$ 16.25	$ 13.10
Award value/weighted average exercise price, Forfeited/expired	$ 16.25	$ 0.00	$ 11.25
Award value/weighted average exercise price, Ending balance	$ 0.00	$ 16.25	$ 16.25
Unvested options, Restricted shares, number, beginning balance	0	0	0
Unvested options, Restricted shares, number, forfeited/expired	0	0	0
Unvested options, Restricted shares, number, ending balance	0	0	0
Weighted average grant date fair value, Beginning balance	$ 0.00	$ 0.00	$ 0.00
Weighted average grant date fair value, Forfeited/expired	$ 0.00	$ 0.00	$ 0.00
Weighted average grant date fair value, Ending balance	$ 0.00	$ 0.00	$ 0.00
1995 Plan [Member] | Restricted shares outstanding [Member]
Summary of activities under all plans
Unvested options, Restricted shares, number, beginning balance	0	0	0
Unvested options, Restricted shares, number, forfeited/expired	0	0	0
Unvested options, Restricted shares, number, ending balance	0	0	0
2001 Plan [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired	0		0
Shares available for grant, Forfeited/Expired one			0
Shares available for grant, Forfeited/Expired one			0
Shares available for grant, Vested	0	0	0
Shares available for grant, Ending balance	0	0	0	0
Options outstanding, Beginning balance	139,450	139,450	145,371
Options outstanding, Forfeited/expired	(93,910)		(5,921)
Options outstanding, Forfeited/expired one			0
Options outstanding, Vested	0		0
Options outstanding, Ending balance	45,540	139,450	139,450
Award value/weighted average exercise price, Beginning balance	$ 20.07	$ 20.07	$ 19.91
Award value/weighted average exercise price, Forfeited/expired	$ 16.13		$ 16.13
Award value/weighted average exercise price, Forfeited/expired			$ 0.00
Award value/weighted average exercise price, Vested	$ 0.00	$ 0.00	$ 0.00
Award value/weighted average exercise price, Ending balance	$ 28.21	$ 20.07	$ 20.07
Unvested options, Restricted shares, number, beginning balance	72,516	93,808	102,831
Unvested options, Restricted shares, number, forfeited/expired	0		(5,921)
Unvested options, Restricted shares, number, vested	(72,516)	(21,292)	(3,102)
Unvested options, Restricted shares, number, ending balance	0	72,516	93,808
Weighted average grant date fair value, Beginning balance	$ 1.43	$ 1.43	$ 1.49
Weighted average grant date fair value, Forfeited/expired	$ 0.00		$ 1.43
Weighted average grant date fair value, Forfeited/expired			$ 0.00
Weighted average grant date fair value, Vested	$ 1.43	$ 1.43	$ 3.52
Weighted average grant date fair value, Ending balance	$ 0.00	$ 1.43	$ 1.43
2001 Plan [Member] | Restricted shares outstanding [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired one			(170)
Options outstanding, Vested		0
Unvested options, Restricted shares, number, beginning balance	0	5,441	14,515
Unvested options, Restricted shares, number, forfeited/expired	0		0
Unvested options, Restricted shares, number, vested	0	(5,441)	(8,904)
Unvested options, Restricted shares, number, ending balance	0	0	5,441
2009 Plan [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired	93,910	538	7,118
Shares available for grant, Forfeited/Expired one	0		0
Shares available for grant, Forfeited/Expired one	470		5,921
Shares available for grant, Vested	0	0	0
Shares available for grant, Granted	(43,236)	(93,600)	(85,290)
Shares available for grant, Ending balance	121,965	70,821	163,883	236,134
Options outstanding, Beginning balance	15,000	15,000	15,000
Options outstanding, Granted	0	0	0
Options outstanding, Forfeited/expired	0	0	0
Options outstanding, Forfeited/expired one	0		0
Options outstanding, Vested	0	0	0
Options outstanding, Ending balance	15,000	15,000	15,000
Award value/weighted average exercise price, Beginning balance	$ 4.77	$ 4.77	$ 4.77
Award value/weighted average exercise price, Forfeited/expired	$ 0.00	$ 0.00	$ 0.00
Award value/weighted average exercise price, Forfeited/expired	$ 0.00		$ 0.00
Award value/weighted average exercise price, Vested	$ 0.00	$ 0.00	$ 0.00
Award value/weighted average exercise price, Ending balance	$ 4.77	$ 4.77	$ 4.77
Unvested options, Restricted shares, number, beginning balance	9,000	12,000	15,000
Unvested options, Restricted shares, number, granted	0	0	0
Unvested options, Restricted shares, number, forfeited/expired	0	0	0
Unvested options, Restricted shares, number, vested	(3,000)	(3,000)	(3,000)
Unvested options, Restricted shares, number, ending balance	6,000	9,000	12,000
Weighted average grant date fair value, Beginning balance	$ 4.41	$ 4.41	$ 4.41
Weighted average grant date fair value, Granted	$ 0.00	$ 0.00	$ 0.00
Weighted average grant date fair value, Forfeited/expired	$ 0.00	$ 0.00	$ 0.00
Weighted average grant date fair value, Forfeited/expired	$ 0.00		$ 0.00
Weighted average grant date fair value, Vested	$ 4.41	$ 4.41	$ 4.41
Weighted average grant date fair value, Ending balance	$ 0.00	$ 4.41	$ 4.41
Vesting period	3 years	3 years	3 years
2009 Plan [Member] | Restricted shares outstanding [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired one	(392)		0
Unvested options, Restricted shares, number, beginning balance	162,770	134,043	82,388
Unvested options, Restricted shares, number, granted	36,030	78,000	71,075
Unvested options, Restricted shares, number, forfeited/expired	0	(448)	(5,790)
Unvested options, Restricted shares, number, vested	(36,246)	(48,825)	(13,630)
Unvested options, Restricted shares, number, ending balance	162,162	162,770	134,043